Account and Other Receivables and Contract Assets - Schedule Of Aging Analysis Of Receivables Generated From Activities (Detail) - Activities Relating To Core Retail Credit And Enablement Service Other Technology Platform Based Service Referral And Guarantee Arrangements [Member] - CNY (¥)
¥ in Thousands
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Detailed Information About Maturity Analysis of Receivables [Line Items]
Receivables from specified revenue generating activities	¥ 5,261,747	¥ 8,843,596
Not later than one year [member]
Disclosure of Detailed Information About Maturity Analysis of Receivables [Line Items]
Receivables from specified revenue generating activities	5,107,630	8,673,176
Later than one year and not later than two years [member]
Disclosure of Detailed Information About Maturity Analysis of Receivables [Line Items]
Receivables from specified revenue generating activities	117,620	78,420
Later than two years and not later than three years [member]
Disclosure of Detailed Information About Maturity Analysis of Receivables [Line Items]
Receivables from specified revenue generating activities	30,548	9,931
Later than three years [member]
Disclosure of Detailed Information About Maturity Analysis of Receivables [Line Items]
Receivables from specified revenue generating activities	¥ 5,949	¥ 82,069